SHORT-TERM INVESTMENTS (Narrative) (Details) - CAD ($)	Dec. 31, 2018	Dec. 31, 2017
Statement [Line Items]
Short-term investments	$ 1,505,161	$ 3,704,131
Interest receivable	$ 5,161	$ 17,270